RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Salaries, Benefits, And Consulting Fees	$ 1,228	$ 1,021
Share-based Payments	1,566	1,188
Total Key Management Personnel Compensation	$ 2,794	$ 2,209